Fees Summary	Mar. 04, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,165,000
Previously Paid Amount	0.00
Total Fee Amount	331.46
Total Offset Amount	0.00
Net Fee	331.46
Narrative - Max Aggregate Offering Price	$ 2,165,000
Final Prospectus	true